WestCap [Member] Average Annual Total Returns - WestCap [Member] - WestCap Shares	12 Months Ended	41 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.20%	4.59%
Performance Inception Date		Aug. 12, 2022